FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2014
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 4:-  FAIR VALUE MEASUREMENTS

In accordance with ASC No. 820, the Company measures its cash equivalents, marketable securities and foreign currency derivative instruments at fair value. Cash equivalents and available for sale marketable securities are classified within Level 1 or Level 2. This is because these assets are valued using quoted market prices or alternative pricing sources and models utilizing market observable inputs.

The Company's financial assets measured at fair value on a recurring basis, including accrued interest components, consisted of the following types of instruments as of December 31, 2014 and 2013, respectively:

	As of December 31, 2014
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Available-for-sale marketable securities	$-	$54,271	$-	$54,271
Foreign currency derivative contracts	-	(899)	-	(899)

Total financial assets	$-	$53,372	$-	$53,372

	As of December 31, 2013
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Available-for-sale marketable securities	$-	$40,798	$-	$40,798
Foreign currency derivative contracts	-	264	-	264

Total financial assets	$-	$41,062	$-	$41,062